Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
Schedule of Fair Value of Assets That the Group Reports Consolidated Balance Sheets at Fair Value of Recurring Basis	Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.
	Level 1	Level 2	Balance at
	Inputs	Inputs	Fair Value
	RMB	RMB	RMB
Wealth management products	—	101,268	101,268
Fund	13,605	—	13,605
Total	13,605	101,268	114,873
	Level 1	Level 2	Balance at
	Inputs	Inputs	Fair Value
	RMB	RMB	RMB
Wealth management products	—	72,540	72,540
Fund	16,933	—	16,933
Total	16,933	72,540	89,473